Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Ordinary Shares		Additional Paid-in Capital	Statutory reserves	(Accumulated Deficit) Retained earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2024						$ 68	[1]	$ 7,620,339	$ 465,572	$ 787,211	$ (419,559)	$ 8,453,631
Balance (in Shares) at Dec. 31, 2024	[1]					34,198
Net loss							[1]			(1,356,773)		(1,356,773)
Foreign currency translation adjustment							[1]				30,304	30,304
Balance at Jun. 30, 2025						$ 68	[1]	7,620,339	465,572	(569,562)	(389,255)	7,127,162
Balance (in Shares) at Jun. 30, 2025	[1]					34,198
Balance at Dec. 31, 2025		$ 202	[1]	$ 21	[1]			22,832,075	465,572	(999,866)	(244,230)	22,053,774
Balance (in Shares) at Dec. 31, 2025	[1]	101,275		10,455
Net loss			[1]		[1]					(7,396,495)		(7,396,495)
Foreign currency translation adjustment			[1]		[1]						909,463	909,463
Reduction of par value		(197)	[1]	(20)	[1]			217
Issuance of Class A Ordinary shares		$ 219	[1]		[1]			22,397,203				22,397,422
Issuance of Class A Ordinary shares (in Shares)	[1]	4,366,320
Share-based compensation		$ 76	[1]		[1]			1,839,124				1,839,200
Share-based compensation (in Shares)	[1]	1,520,000
Issuance of Class A Ordinary shares upon exercise of pre-funded warrants		$ 38	[1]					(38)
Issuance of Class A Ordinary shares upon exercise of pre-funded warrants (in Shares)	[1]	767,170
Balance at Jun. 30, 2026		$ 338	[1]	$ 1	[1]			$ 47,068,581	$ 465,572	$ (8,396,361)	$ 665,233	$ 39,803,364
Balance (in Shares) at Jun. 30, 2026	[1]	6,754,765		10,455

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying unaudited interim condensed consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)